Expenses By Nature - Schedule of General and Administration Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of General And Administration Expense [Abstract]
Salaries and benefits	$ 1,885,728	$ 1,984,299
Share-based compensation	1,167,109	1,473,869
Travel and entertainment	442,747	556,113
Consulting and professional fees	798,818	497,627
Office administration	439,515	303,224
Regulatory and compliance fees	582,199	247,588
Investor relations	343,722	191,187
Directors’ fees and expenses	64,042	29,833
Depreciation and amortization	44,382	22,430
Total general and administration expense	$ 5,768,262	$ 5,306,170